LONG-TERM DEBT - Senior Notes and Debentures (Details)					1 Months Ended										12 Months Ended
	Sep. 21, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Mar. 11, 2022 CAD ($)	Feb. 11, 2022 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Sep. 30, 2022 CAD ($)	Aug. 31, 2022 CAD ($)	Feb. 28, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 21, 2023 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 28, 2022 USD ($)	Feb. 11, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Other directly attributable transaction costs								$ 55,000,000	$ 152,000,000	$ 262,000,000	$ 557,000,000
Restricted cash and cash equivalents		$ 12,837,000,000								12,837,000,000					$ 0	$ 12,837,000,000
Consent fee								$ 262,000,000
Proceeds From Debt Derivatives Upon Conversion					$ 3,320,000,000	$ 2,460,000,000
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Principal amount		1,019,000,000								1,019,000,000					2,188,000,000	1,019,000,000
Settlement amount															$ 522,000,000	75,000,000
Debt derivatives | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Principal amount		8,930,000,000								8,930,000,000						8,930,000,000					$ 6,950,000,000
Senior Notes Due 2082
Disclosure of detailed information about borrowings [line items]
Repayment period (in days)															5 years
Senior Notes Due 2082 | Debt derivatives | Cash flow hedges | Interest rate risk | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about borrowings [line items]
Notional amount terminated													$ 950,000,000
Senior Notes Due 2082 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																										$ 750,000,000
Interest rate																										5.25%
Total gross proceeds				$ 951,000,000
Transaction costs and discounts				13,000,000
Senior Notes Due 2082 | Fixed interest rate | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about borrowings [line items]
Total gross proceeds													$ 938,000,000	$ 740,000,000
Senior Notes Due 2082 | Floating interest rate | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about borrowings [line items]
Interest rate													5.25%												5.25%
Senior notes
Disclosure of detailed information about borrowings [line items]
Total gross proceeds							$ 2,980,000,000								$ 3,000,000,000	13,304,000,000
Repayment period (in days)															5 years
Borrowings							$ 3,000,000,000										$ 2,500,000,000
Borrowings, Amount Exchanged																				$ 7,050,000,000.00
Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 1,000,000,000						$ 1,000,000,000
Interest rate			2.95%												2.95%			2.95%						2.95%
Discount / premium at issuance			99.934%																					99.934%
Total gross proceeds			$ 1,283,000,000
Transaction costs and discounts		50,000,000	9,000,000
Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,250,000,000												$ 1,250,000,000
Interest rate			3.10%												3.10%			3.10%						3.10%
Discount / premium at issuance			99.924%																					99.924%
Total gross proceeds			$ 1,250,000,000
Transaction costs and discounts			$ 7,000,000
Senior Notes Due 2027 - 3.200% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 1,300,000,000						$ 1,300,000,000
Interest rate			3.20%												3.20%			3.20%						3.20%
Discount / premium at issuance			99.991%																					99.991%
Total gross proceeds			$ 1,674,000,000
Transaction costs and discounts		82,000,000	13,000,000
Senior Notes Due 2029 - 3.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000,000,000												$ 1,000,000,000
Interest rate			3.75%												3.75%			3.75%						3.75%
Discount / premium at issuance			99.891%																					99.891%
Total gross proceeds			$ 1,000,000,000
Transaction costs and discounts		57,000,000	$ 7,000,000
Senior Notes Due 2032 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 2,000,000,000						$ 2,000,000,000
Interest rate			3.80%												3.80%			3.80%						3.80%
Discount / premium at issuance			99.777%																					99.777%
Total gross proceeds			$ 2,567,000,000
Transaction costs and discounts		165,000,000	27,000,000
Senior Notes Due 2032 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000,000,000												$ 1,000,000,000
Interest rate			4.25%												4.25%			4.25%						4.25%
Discount / premium at issuance			99.987%																					99.987%
Total gross proceeds			$ 1,000,000,000
Transaction costs and discounts		58,000,000	$ 6,000,000
Senior Notes Due 2042 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 750,000,000						$ 750,000,000
Interest rate			4.50%												4.50%			4.50%						4.50%
Discount / premium at issuance			98.997%																					98.997%
Total gross proceeds			$ 966,000,000
Transaction costs and discounts		95,000,000	$ 20,000,000
Senior Notes Due 2052 - 4.550% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 2,000,000,000						$ 2,000,000,000
Interest rate			4.55%												4.55%			4.55%						4.55%
Discount / premium at issuance			98.917%																					98.917%
Total gross proceeds			$ 2,564,000,000
Transaction costs and discounts		250,000,000	55,000,000
Senior Notes Due 2052 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000,000,000												$ 1,000,000,000
Interest rate			5.25%												5.25%			5.25%						5.25%
Discount / premium at issuance			99.483%																					99.483%
Total gross proceeds			$ 1,000,000,000
Transaction costs and discounts		62,000,000	$ 12,000,000
Senior Notes Due 2081
Disclosure of detailed information about borrowings [line items]
Repayment period (in days)															5 years
Senior Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 750,000,000
Senior Notes Issued In March
Disclosure of detailed information about borrowings [line items]
Principal amount																						$ 13,300,000,000
Senior Notes Issued In March 1
Disclosure of detailed information about borrowings [line items]
Principal amount																						9,050,000,000.00	$ 7,050,000,000.00		$ 750,000,000
Senior Notes Issued In March 2
Disclosure of detailed information about borrowings [line items]
Principal amount																						$ 4,250,000,000
Senior Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Repayment period (in days)															5 years
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																					$ 750,000,000			$ 1,000,000,000		$ 750,000,000
Senior Notes Due 2022 | Floating interest rate | Debt derivatives
Disclosure of detailed information about borrowings [line items]
Interest rate			2.451%																					2.451%		5.635%
Total gross proceeds			$ 1,334,000,000	$ 951,000,000
Senior Notes Due 2027 - 3.650%
Disclosure of detailed information about borrowings [line items]
Repayment period (in days)															5 years
Senior Notes Due 2027 - 3.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 1,500,000,000
Interest rate															3.65%			3.65%
SMR Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, Redemption Prices, Percentage																						101.00%	101.00%
Restricted cash and cash equivalents																						$ 12,800,000,000
Consent fee												$ 557,000,000
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 600,000,000								$ 600,000,000						$ 600,000,000
Interest rate		4.00%								4.00%						4.00%					4.00%
Senior Notes Due 2026 - 5.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 500,000,000	$ 500,000,000
Interest rate															5.65%			5.65%	5.65%
Discount / premium at issuance																			99.853%
Total gross proceeds	$ 500,000,000
Transaction costs and discounts	3,000,000
Senior Notes Due 2028 - 5.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 1,000,000,000	$ 1,000,000,000
Interest rate															5.70%			5.70%	5.70%
Discount / premium at issuance																			99.871%
Total gross proceeds	1,000,000,000
Transaction costs and discounts	8,000,000
Senior Notes Due 2030 - 5.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 500,000,000				$ 500,000,000
Interest rate															5.80%			5.80%	5.80%
Discount / premium at issuance																			99.932%
Total gross proceeds	500,000,000
Transaction costs and discounts	4,000,000
Senior Notes Due 2033 - 5.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 1,000,000,000				$ 1,000,000,000
Interest rate															5.90%			5.90%	5.90%
Discount / premium at issuance																			99.441%
Total gross proceeds	1,000,000,000
Transaction costs and discounts	$ 12,000,000
Senior Notes Due 2029 - 5.00%
Disclosure of detailed information about borrowings [line items]
Interest rate					5.00%												5.00%
Borrowings					$ 1,250,000,000
Senior Notes Due 2034 - 5.30%
Disclosure of detailed information about borrowings [line items]
Interest rate					5.30%												5.30%
Borrowings					$ 1,250,000,000